Subsequent Events (Details Narrative) (10-K) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	May 11, 2021	Apr. 12, 2021	Mar. 12, 2021	Feb. 16, 2021	Feb. 04, 2021	Jan. 27, 2021	Jan. 27, 2021	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021	Oct. 02, 2020
Subsequent Event [Line Items]
Percentage of issued and outstanding stock													90.00%
Stock option granted										287,286	694,126
Common stock, par value									$ 0.00000001	$ 0.00000001	$ 0.00000001
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding					5,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares			57,748
Proceeds from private offering										$ 4,700,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value									$ 100
Preferred stock, shares outstanding					8,318				8,318
Conversion of convertible securities									1,546,576
Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding stock					100.00%
Share Exchange Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock received					5,000,000
Share Exchange Agreement [Member] | Series A Preferred Stock [Member] | Restated [Member]
Subsequent Event [Line Items]
Number of common stock received					5,000,000
Securities Purchase Agreements [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares			47,248					10,500
Proceeds from private offering			$ 4,725,000					$ 1,050,000
Preferred stock, par value			$ 100
Preferred stock, shares outstanding			57,748
Issuance of shares, description			Pursuant to the terms of the Company's Certificate of Designation of Preferences, Rights and Limitations of Series B Preferred Stock ("COD"), (i) each share of Series B Stock has a stated value of $100, (ii) the Series B Stock accrues a 5% dividend beginning one year after the original issue date and thereafter on a quarterly basis, (iii) the Series B Stock has no voting rights, except as required by law, and (iv) the Series B Stock has no liquidation preference over the Company's Common Stock. Additionally, the Series B Stock converts into Common Stock (i) at the election of the holder at any time at a price equal to $15,000,000 divided by the fully diluted outstanding securities of the Company at the time of conversion ("Standard Conversion Price") or (ii) automatically upon the completion of an offering of $5,000,000 or more ("Qualified Offering") at the lower of (a) the Standard Conversion Price or (b) eighty percent (80%) of the lowest per share purchase price of Common Stock in such Qualified Offering ("Qualified Offering Conversion Price")
Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of convertible securities									12,864,419,313
Common Stock [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of common stock received					149,562,566,584
Common Stock [Member] | Share Exchange Agreement [Member] | Restated [Member]
Subsequent Event [Line Items]
Number of common stock received					149,562,566,584
Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-money valuation of equity securities							$ 10,000,000
Common stock, par value												$ 0.0001
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, par value												$ 0.00000001
Subsequent Event [Member] | SRAX [Member]
Subsequent Event [Line Items]
Voting power						70.00%	70.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares		850
Conversion of convertible securities	68,583,866,100
Convertible preferred stock, shares issued upon conversion	48,098
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued upon conversion						12,864,419,313	12,864,419,313
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding stock					100.00%
Subsequent Event [Member] | Share Exchange Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock received					5,000,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | Series A Preferred Stock [Member] | Restated [Member]
Subsequent Event [Line Items]
Number of common stock received					5,000,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | Series C Convertible Preferred Stock | FPVD, Inc. [Member]
Subsequent Event [Line Items]
Conversion of convertible securities						8,318
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Kerner [Member]
Subsequent Event [Line Items]
Warrant term				10 years
Warrant description				The option has a term of ten (10) years from issuance and exercise prices of: (i) 33.33% of the Option will have an exercise price of $0.00005435, (ii) 33.33% of the Option will have an exercise price of $0.00006340 and (iii) all remaining amounts of the Option will have an exercise price $0.00007246. The option vests as follows: (i) 33.33% on the one-year anniversary of issuance and (ii) the remaining portion in equal quarterly amounts over a two (2) year period after the initial vesting occurs.
Stock option granted				400,000,000
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Kerner [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of common stock to purchase warrants				15,824,493,516
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares			47,248
Proceeds from private offering			$ 4,725,000
Preferred stock, par value			$ 100
Preferred stock, shares outstanding			57,748
Issuance of shares, description			Pursuant to the terms of the Company's Certificate of Designation of Preferences, Rights and Limitations of Series B Preferred Stock ("COD"), (i) each share of Series B Stock has a stated value of $100, (ii) the Series B Stock accrues a 5% dividend beginning one year after the original issue date and thereafter on a quarterly basis, (iii) the Series B Stock has no voting rights, except as required by law, and (iv) the Series B Stock has no liquidation preference over the Company's Common Stock. Additionally, the Series B Stock converts into Common Stock (i) at the election of the holder at any time at a price equal to $15,000,000 divided by the fully diluted outstanding securities of the Company at the time of conversion ("Standard Conversion Price") or (ii) automatically upon the completion of an offering of $5,000,000 or more ("Qualified Offering") at the lower of (a) the Standard Conversion Price or (b) eighty percent (80%) of the lowest per share purchase price of Common Stock in such Qualified Offering ("Qualified Offering Conversion Price"). The Offering meets the definition of a Qualified Offering as described in the COD and accordingly, all of the outstanding shares of Series B Stock will convert into Common Stock at eighty percent (80%) of the Standard Conversion Price. The Company has filed an amendment to its articles of incorporation decreasing the par value of its Common Stock in order to effect the conversion of all such Series B Stock into Common Stock.
Subsequent Event [Member] | Common Stock [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of common stock received					149,562,566,584
Subsequent Event [Member] | Common Stock [Member] | Share Exchange Agreement [Member] | Restated [Member]
Subsequent Event [Line Items]
Number of common stock received					149,562,566,584
Subsequent Event [Member] | Common Stock [Member] | Share Exchange Agreement [Member] | Series C Preferred Stock [Member] | FPVD, Inc. [Member]
Subsequent Event [Line Items]
Conversion of convertible securities						1,546,576
Subsequent Event [Member] | Common Stock [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares			82,343,910,014
Subsequent Event [Member] | FPVD Warrants [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of common stock to purchase warrants					25,568,064,465
Warrant term					3 years
Warrant exercise price					$ 0.00005844216